Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Comprehensive Income [Abstract]
Loss for the year attributable to owners of the parent	$ (33,519)	$ (38,069)	$ (43,100)
Items that will be reclassified to profit or loss:
Exchange differences arising from translation of foreign operations (net of tax)	(166)	(22)	(149)
Total other comprehensive income (loss) attributable to owners of the parent	(166)	(22)	(149)
Total comprehensive loss for the year (net of tax) attributable to owners of the parent	$ (33,685)	$ (38,091)	$ (43,249)